Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies
Functional and presentation currency

Functional and presentation currency

The Trust’s functional and presentation currency is the U.S. Dollar. The Trusts’ performance is evaluated and its liquidity is managed in U.S. Dollars. Therefore, the U.S. Dollar is considered as the currency that most faithfully represents the economic effects of the underlying transactions, events and conditions.